Consolidated Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity Disclosure [Text Block]	Consolidated Variable Interest Entities

As of June 30, 2019 and December 31, 2018, we consolidated two variable interest entities ("VIEs") that lease hotel properties and, as of December 31, 2018, we also consolidated one VIE that is a management company. We consolidated these VIEs, since we are the primary beneficiary, having the power to direct the activities that most significantly affect their economic performance. Additionally, we have the obligation to absorb their losses and the right to receive benefits that could be significant to them. The assets of our consolidated VIEs are only available to settle the obligations of the respective entities.

In June 2019, the VIE that is a management company, which we had previously consolidated, sold its assets. As a result of the sale, we deconsolidated $7 million of total assets and $3 million of total liabilities, as we no longer had the power to direct the activities that most significantly affect the VIE's economic performance. See Note 12: "Stockholders' Equity (Deficit) and Accumulated Other Comprehensive Loss" for additional information.

Our condensed consolidated balance sheets included the assets and liabilities of the VIEs that we consolidated as of the respective periods, which primarily comprised the following:

	June 30,	December 31,
	2019	2018
	(in millions)
Cash and cash equivalents	$72	$71
Property and equipment, net	73	68
Deferred income tax assets	51	53
Other non-current assets	61	58
Accounts payable, accrued expenses and other	52	41
Long-term debt(1)	204	205
Other long-term liabilities	15	15
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(1)	Includes finance lease liabilities of $186 million and $187 million as of June 30, 2019 and December 31, 2018, respectively.

We did not provide any financial or other support to any VIEs that we were not previously contractually required to provide during the six months ended June 30, 2019 and 2018.
Consolidated Variable Interest Entities

As of December 31, 2018 and 2017, we consolidated three VIEs: two entities that lease hotel properties and one management company. We consolidated these VIEs, since we are the primary beneficiaries of them as we have the power to direct the activities that most significantly affect their economic performance. Additionally, we have the obligation to absorb their losses and the right to receive benefits that could be significant to them. The assets of our consolidated VIEs are only available to settle the obligations of the respective entities. Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	December 31,
	2018	2017
	(in millions)
Cash and cash equivalents	$71	$73
Accounts receivable, net	15	16
Property and equipment, net	68	57
Deferred income tax assets	53	56
Other non-current assets	58	57
Accounts payable, accrued expenses and other	41	43
Long-term debt(1)	205	212
Other long-term liabilities	15	13
____________

(1)	Includes capital lease obligations of $187 million and $191 million as of December 31, 2018 and 2017, respectively.

During the years ended December 31, 2018, 2017 and 2016 we did not provide any financial or other support to any VIEs that we were not previously contractually required to provide, nor do we intend to provide such support in the future.